NUVEEN SYMPHONY MID-CAP CORE FUND

SUPPLEMENT DATED JANUARY 1, 2011

TO THE SUMMARY PROSPECTUS DATED NOVEMBER 30, 2009,

AS PREVIOUSLY SUPPLEMENTED JULY 30, 2010

Effective January 1, 2011, Nuveen Asset Management, the fund’s investment adviser, has changed its name to Nuveen Fund Advisors, Inc.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-SMCC-0111P